Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Due to related parties, current	¥ 48,565	¥ 53,039
Service fee to JYBD	0	7,500	¥ 12,500
Related Party [Member]
Due to related parties, current	0	122,152
Revenue from Related Parties	¥ 104	¥ 300	¥ 0